Other Disclosures - Share-Based Compensation (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shareholdings By Board Of Director And Executive Management Line Items
Share-based compensation expenses	kr 2.0	kr 1.0	kr 1.0
Total	93.0	81.0	67.0
Board of Directors
Shareholdings By Board Of Director And Executive Management Line Items
Basic board fee	4.8	4.8	4.8
Committee fees	2.3	2.0	1.7
Share-based compensation expenses	4.6	5.1	4.8
Total	11.7	11.9	11.3
Deirdre P. Connelly
Shareholdings By Board Of Director And Executive Management Line Items
Basic board fee	1.1	0.8	0.7
Committee fees	0.5	0.5	0.3
Share-based compensation expenses	0.7	0.9	0.7
Total	2.3	2.2	1.7
Pernille Erenbjerg
Shareholdings By Board Of Director And Executive Management Line Items
Basic board fee	0.7	0.4	0.4
Committee fees	0.4	0.3	0.3
Share-based compensation expenses	0.4	0.4	0.5
Total	1.5	1.1	1.2
Mats Pettersson
Shareholdings By Board Of Director And Executive Management Line Items
Basic board fee	0.3	1.2	1.2
Committee fees	0.1	0.2	0.3
Share-based compensation expenses	1.6	0.8	0.9
Total	2.0	2.2	2.4
Anders Gersel Pedersen
Shareholdings By Board Of Director And Executive Management Line Items
Basic board fee	0.4	0.4	0.5
Committee fees	0.4	0.4	0.3
Share-based compensation expenses	0.5	0.6	0.6
Total	1.3	1.4	1.4
Paolo Paoletti
Shareholdings By Board Of Director And Executive Management Line Items
Basic board fee	0.4	0.4	0.4
Committee fees	0.3	0.3	0.2
Share-based compensation expenses	0.4	0.4	0.5
Total	1.1	1.1	1.1
Rolf Hoffmann
Shareholdings By Board Of Director And Executive Management Line Items
Basic board fee	0.4	0.4	0.4
Committee fees	0.3	0.3	0.3
Share-based compensation expenses	0.5	0.8	0.7
Total	1.2	1.5	1.4
Jonathan Peacock
Shareholdings By Board Of Director And Executive Management Line Items
Basic board fee	0.3
Committee fees	0.3
Share-based compensation expenses	0.4
Total	1.0
Peter Storm Kristensen
Shareholdings By Board Of Director And Executive Management Line Items
Basic board fee	0.4	0.4	0.4
Share-based compensation expenses	0.4	0.4	0.3
Total	0.8	0.8	0.7
Rick Hibbert
Shareholdings By Board Of Director And Executive Management Line Items
Basic board fee		0.1	0.4
Share-based compensation expenses		0.4	0.3
Total		0.5	0.7
Rima Bawarshi Nassar
Shareholdings By Board Of Director And Executive Management Line Items
Basic board fee	0.1
Total	0.1
Mijke Zachariasse
Shareholdings By Board Of Director And Executive Management Line Items
Basic board fee	0.4	0.3
Share-based compensation expenses	0.1
Total	0.5	0.3
Daniel Bruno
Shareholdings By Board Of Director And Executive Management Line Items
Basic board fee	0.3	0.4	0.4
Share-based compensation expenses	(0.4)	0.4	0.3
Total	kr (0.1)	kr 0.8	kr 0.7